SCHEDULE OF DERIVATIVE LIABILITY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 675,434	$ 1,373,211	$ 43,444
Convertible Promissory Note Payable One [Member] | Labrys Fund Ltd [Member]
Short-Term Debt [Line Items]
Total		17,987
Convertible Promissory Note Payable One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total	328,954	636,989
Convertible Promissory Note Payable One [Member] | B H P Capital N Y Inc [Member]
Short-Term Debt [Line Items]
Total	$ 346,480	718,235
Convertible Promissory Note Payable One [Member] | Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Total			43,444
Convertible Promissory Note Payable One [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total		$ 718,235